Note 22 - Interest-Bearing Loans and Borrowings - Debt Interest Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	R$ 1,321.1	R$ 3,630.6
Interest-bearing loans and borrowings, noncurrent	1,231.9	1,765.7
Debt denominated in USD [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	6.4
Interest-bearing loans and borrowings, noncurrent	16.5	11.5
Debt denominated in USD [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	78.3	1,508.8
Interest-bearing loans and borrowings, noncurrent	476.9	351.1
Debt denominated in CAD dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	685.9	1,259.1
Interest-bearing loans and borrowings, noncurrent
Brazilian Development Bank basket debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current		22.7
Interest-bearing loans and borrowings, noncurrent
Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	199.1	114.1
Interest-bearing loans and borrowings, noncurrent		233.0
Debt denominated in other Latin American currencies [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current
Interest-bearing loans and borrowings, noncurrent	5.0	4.9
TJLP BNDES denominated debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	165.3	216.2
Interest-bearing loans and borrowings, noncurrent	237.0	398.6
Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	38.4	33.4
Interest-bearing loans and borrowings, noncurrent	91.5	344.7
Reais debentures related to CDI [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current		52.9
Interest-bearing loans and borrowings, noncurrent
Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	147.7	423.4
Interest-bearing loans and borrowings, noncurrent	R$ 405.0	R$ 421.9
Weighted average [member] | Debt denominated in USD [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	3.83%	6.00%
Weighted average [member] | Debt denominated in USD [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	2.74%	1.55%
Weighted average [member] | Debt denominated in CAD dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	2.00%	1.62%
Weighted average [member] | Brazilian Development Bank basket debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage		1.70%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.27%	8.86%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	2.33%	2.66%
Weighted average [member] | TJLP BNDES denominated debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.22%	9.66%
Weighted average [member] | Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	5.57%	4.13%
Weighted average [member] | Reais debentures related to CDI [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage		13.63%
Weighted average [member] | Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	6.63%	7.64%